Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Description of property, plant and equipment useful life	The principal annual periods used for this purpose are:

Computer hardware	3 years
Office equipment	5 years